Schedule III - Real Estate Assets and Accumulated Depreciation (Details) - Schedule III - Reconciliation of Accumulated Depreciation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Accumulated Depreciation [Roll Forward]
Balance at January 1	$ 526,309	$ 393,970
Depreciation expense	177,860	183,535
Accumulated depreciation of real estate dispositions	(5,568)	(17,444)
Impairment of real estate	(3,010)	(33,126)
Accumulated depreciation of real estate held for sale	0	(626)
Balance at December 31	$ 695,591	$ 526,309